Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt [Abstract]
Short-Term Borrowings	Information concerning short-term borrowings is as follows:

December 31	2013	2012
Short-term borrowings	$34.2	$43.3
Weighted-average interest rates	12.5%	9.1%

Long-Term Debt
A summary of long-term debt is as follows:

December 31	2013	2012
Euro-denominated notes:
€350 due June 2018	$480.9	$461.7
€200 due June 2013	—	263.8
Other	2.8	1.3
	483.7	726.8
Less — current maturities	1.8	264.7
Long-term debt	$481.9	$462.1